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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21654

                    Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Principal

 Amount

 USD $

 S&P / Moody's

 Ratings

 Value

 COLLATERALIZED LOAN OBLIGATIONS — 2.0% of Net Assets

 BANKS — 2.0%

 Diversified Banks — 0.6%

 1,000,000

 (a)(b)(c)

 BB+/Ba2

 Primus, Ltd., 2007-2A D, 2.967%, 7/15/21 (144A)

 $

 669,910

 1,000,000

 (a)(b)

 B+/Ba2

 Rampart, Ltd., 2006-1A, 4.115%, 4/18/21 (144A)

 709,110

 951,289

 (a)(b)

 CCC-/Ba3

 Stanfield McLaren, Ltd., 2007-1A B2L, 4.991%, 2/27/21 (144A)

 668,642

 $

 2,047,662

 Thrifts & Mortgage Finance — 1.4%

 1,000,000

 (a)(b)

 B+/Ba2

 ACA, Ltd., 2007-1A D, 2.917%, 6/15/22 (144A)

 $

 738,720

 1,000,000

 (a)(b)

 BBB-/Ba1

 Goldman Sachs Asset Management Plc, 2007-1A D, 3.297%, 8/1/22 (144A)

 771,920

 1,000,000

 (a)(b)

 BBB/Baa3

 Gulf Stream Sextant, Ltd., 2007-1A D, 2.959%, 6/17/21 (144A)

 759,910

 1,000,000

 (a)(b)

 BB/Ba3

 Landmark CDO, Ltd., 2007-9A E, 4.067%, 4/15/21 (144A)

 802,850

 2,000,000

 (a)(b)

 BB+/Baa3

 Stone Tower, Ltd., 2007-6A C, 1.917%, 4/17/21 (144A)

 1,341,560

 $

 4,414,960

 Total Banks

 $

 6,462,622

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost $6,604,054)

 $

 6,462,622

 SENIOR FLOATING RATE LOAN INTERESTS                                                                                                                                                                                                                            — 137.7% of Net Assets*

 BANKS — 0.4%

 Thrifts & Mortgage Finance — 0.4%

 1,425,000

 B/NR

 Ocwen Financial Corp., Initial Term Loan, 7.0%, 9/1/16

 $

 1,419,656

 Total Banks

 $

 1,419,656

 ENERGY — 2.5%

 Coal & Consumable Fuels — 0.3%

 1,000,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.261%, 8/7/13

 $

 1,000,000

 Integrated Oil & Gas — 0.4%

 1,290,335

 BBB/Baa2

 Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16

 $

 1,293,561

 Oil & Gas Drilling — 0.1%

 403,997

 (a)(b)(d)(e)

 NR/NR

 TARH E&P Holdings, L.P., Second Lien Term Loan, 0.36%, 6/29/12

 $

 371,677

 Oil & Gas Equipment & Services — 1.5%

 1,438,380

 NR/Caa3

 Aquilex Holdings LLC, Term Loan, 9.5%, 4/1/16

 $

 1,425,795

 3,356,193

 B+/B2

 Frac Tech Services, Term Loan, 6.25%, 5/6/16

 3,343,006

 $

 4,768,801

 Oil & Gas Refining & Marketing — 0.2%

 398,000

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 4.0%, 7/26/18

 $

 398,995

 Total Energy

 $

 7,833,034

 MATERIALS — 10.0%

 Aluminum — 1.1%

 1,385,000

 BB-/NR

 Noranda Aluminum Acquisition Corp., Term Loan B, 0.0%, 2/28/19

 $

 1,390,194

 2,227,500

 BB-/NR

 Novelis, Inc., Term Loan, 4.0%, 3/10/17

 2,223,787

 $

 3,613,981

 Commodity Chemicals — 0.6%

 1,200,000

 BB-/B1

 Taminco Global Chemical Corp., Dollar Term Loan, 0.0%, 2/15/19

 $

 1,209,750

 628,286

 NR/Ba2

 Tronox Pigments (Netherlands) B.V., Closing Date Term Loan, 0.0%, 2/8/18

 629,857

 171,429

 NR/Ba2

 Tronox Pigments (Netherlands) B.V., Delayed Draw Term Loan, 0.0%, 2/8/18

 171,857

 $

 2,011,464

 Construction Materials — 0.4%

 1,250,000

 BB-/NR

 Summit Materials LLC, Term Loan, 6.0%, 1/30/19

 $

 1,254,062

 Diversified Chemicals — 1.4%

 518,730

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term Loan C, 3.331%, 10/31/16

 $

 522,115

 1,247,956

 B/B1

 General Chemical Corp., New Tranche B Term Loan, 5.002%, 10/6/15

 1,251,075

 156,281

 BB/Ba2

 Huntsman International LLC, Extended Term Loan B, 2.904%, 4/19/17

 154,367

 1,175,735

 BB+/Ba1

 Solutia, Inc., Term Loan 1, 3.5%, 8/1/17

 1,177,499

 1,455,300

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

 1,449,843

 $

 4,554,899

 Diversified Metals & Mining — 1.3%

 2,500,000

 BB-/B2

 Preferred Proppants LLC, Term Loan B, 7.5%, 12/15/16

 $

 2,440,625

 1,044,750

 B+/NR

 U.S. Silica Co., Term Loan, 4.75%, 6/8/17

 1,040,832

 604,923

 BB-/B1

 Walter Energy, Inc., Term Loan B, 4.0%, 4/2/18

 603,465

 $

 4,084,922

 Metal & Glass Containers — 0.1%

 210,492

 B/Ba3

 BWAY Holding Co., Replacement Term Loan B, 4.5%, 2/23/18

 $

 210,757

 19,404

 B/Ba3

 ICL Industrial Containers ULC, Replacement Term Loan C, 4.5%, 2/23/18

 19,428

 $

 230,185

 Paper Packaging — 0.8%

 1,537,213

 BBB/Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 3.121%, 5/16/14

 $

 1,540,461

 1,162,300

 BB+/Ba1

 Sealed Air Corp., Advance Term Loan B, 4.75%, 10/3/18

 1,176,393

 $

 2,716,854

 Paper Products — 1.2%

 2,233,775

 B/B1

 Exopack LLC/Cello Foil Products, Inc., Term Loan B, 6.5%, 5/31/17

 $

 2,236,567

 1,250,000

 B/B1

 Hoffmaster Group, Inc., First Lien Term Loan, 7.0%, 1/3/18

 1,257,812

 238,975

 BB-/Ba3

 Ranpak Corp., First Lien USD Term Loan, 4.75%, 4/20/17

 239,573

 $

 3,733,952

 Precious Metals & Minerals — 0.7%

 2,081,250

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $

 2,092,108

 Specialty Chemicals — 2.2%

 4,000,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

 $

 4,030,000

 1,845,375

 BB-/Ba2

 Harko C.V. (OM Group, Inc.), Dollar Term Loan B, 5.75%, 8/2/17

 1,859,215

 150,000

 NR/B1

 Norit Holding B.V., USD Term Loan, 6.75%, 7/10/17

 149,250

 1,025,000

 BB-/Ba1

 PolyOne Corp., Term Loan, 5.0%, 12/20/17

 1,030,638

 $

 7,069,103

 Steel — 0.2%

 500,000

 BB/B1

 JMC Steel Group, Inc., Term Loan, 0.0%, 4/1/17

 $

 500,625

 Total Materials

 $

 31,862,155

 CAPITAL GOODS — 10.6%

 Aerospace & Defense — 4.8%

 2,876,971

 BB-/B2

 API Technologies Corp., Term Loan, 7.75%, 6/27/16

 $

 2,718,737

 757,268

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 5.56%, 7/31/14

 750,642

 2,085,000

 BB+/Ba3

 Digitalglobe, Inc., Term Loan, 5.75%, 10/12/18

 2,043,300

 885,930

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

 883,161

 1,606,924

 BB/B1

 Hunter Defense Technologies, Inc., Term Loan, 3.83%, 8/22/14

 1,430,163

 1,736,872

 CCC+/NR

 IAP Worldwide Services, Inc., First Lien Term Loan, 9.25%, 12/30/12

 1,587,067

 1,500,000

 B-/B1

 Sequa Corp., Term Loan, 3.836%, 12/3/14

 1,493,125

 1,783,492

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 4.5%, 11/22/16

 1,738,905

 995,000

 B/B3

 Sotera Defense Solutions, Inc., Term Loan B, 7.0%, 4/21/17

 992,513

 723,833

 B/B2

 Standard Aero, Ltd., Tranche B-2 Term Loan, 5.56%, 7/31/14

 717,499

 993,238

 (e)

 BB/Ba2

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

 995,411

 $

 15,350,523

 Building Products — 2.0%

 1,911,060

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 4.0%, 3/10/18

 $

 1,911,956

 2,726,231

 B/B2

 CPG International I, Inc., Term Loan, 6.0%, 2/18/17

 2,589,920

 864,407

 B+/B1

 Custom Building Products, Inc., Term Loan, 5.75%, 3/19/15

 866,568

 1,075,113

 B+/B1

 Goodman Global, Inc., First Lien Initial Term Loan, 5.75%, 10/28/16

 1,084,139

 $

 6,452,583

 Construction & Farm Machinery & Heavy Trucks — 1.0%

 2,115,450

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

 $

 2,116,789

 952,613

 BB/Ba2

 Terex Corp., U.S. Term Loan, 5.5%, 4/28/17

 962,734

 $

 3,079,523

 Electrical Components & Equipment — 1.4%

 1,308,438

 NR/NR

 Excelitas Technologies Corp., New Term Loan B, 4.75%, 11/29/16

 $

 1,282,269

 1,831,487

 B+/B1

 Pelican Products, Inc., Term Loan, 5.0%, 3/7/17

 1,826,908

 1,198,736

 B+/B1

 Scotsman Industries, Inc., Term Loan, 5.752%, 4/30/16

 1,197,987

 $

 4,307,164

 Industrial Conglomerates — 0.4%

 1,263,650

 B+/B2

 Pro Mach, Inc., Term Loan, 6.25%, 7/6/17

 $

 1,232,059

 Industrial Machinery — 1.0%

 1,151,053

 B+/B1

 Alliance Laundry Systems LLC, Term Loan, 6.25%, 9/30/16

 $

 1,155,369

 1,500,000

 NR/NR

 Schaeffler AG, USD Facility Term Loan C2, 0.0%, 1/27/17

 1,507,687

 497,500

 BB/Ba2

 TriMas Co. LLC, Tranche B Term Loan, 4.25%, 6/21/17

 498,744

 $

 3,161,800

 Total Capital Goods

 $

 33,583,652

 COMMERCIAL  & PROFESSIONAL SERVICES — 5.7%

 Commercial Printing — 0.4%

 1,369,011

 BB-/Ba3

 Cenveo Corp., Facility Term Loan B, 6.25%, 12/21/16

 $

 1,366,159

 Diversified Commercial & Professional Services — 1.2%

 950,000

 BB/Ba3

 Aramark Canada Ltd., Canadian Term Loan B, 3.829%, 7/26/16

 $

 945,250

 2,827,121

 B/B2

 Cydcor, Inc., First Lien Tranche B Term Loan, 9.0%, 2/5/13

 2,812,986

 $

 3,758,236

 Diversified Support Services — 1.3%

 1,037,163

 B+/Ba3

 Allied Security Holdings LLC, First Lien Term Loan, 5.25%, 2/3/17

 $

 1,035,866

 1,502,949

 B+/B1

 InfoGroup, Inc., Term Loan B, 5.75%, 5/26/18

 1,390,228

 1,907,905

 B+/Ba3

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

 1,917,444

 $

 4,343,538

 Environmental & Facilities Services — 1.1%

 1,587,970

 B+/B1

 Brickman Group Holdings, Inc., Tranche B Term Loan, 7.25%, 10/14/16

 $

 1,593,925

 500,000

 NR/B1

 Safety-Kleen Systems, Inc., Term Loan B, 5.0%, 2/21/17

 501,875

 1,315,062

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17

 1,315,062

 $

 3,410,862

 Human Resource & Employment Services — 0.6%

 1,885,750

 B/B1

 Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17

 $

 1,848,035

 Research & Consulting Services — 0.8%

 2,659,471

 BB/B1

 Wyle Services Corp., First Lien Term Loan, 5.75%, 3/26/17

 $

 2,624,565

 Security & Alarm Services — 0.3%

 846,474

 BB/B1

 Protection One, Inc., Term Loan, 6.0%, 6/4/16

 $

 852,823

 Total Commercial  & Professional Services

 $

 18,204,218

 TRANSPORTATION — 4.7%

 Air Freight & Logistics — 0.4%

 300,000

 NR/NR

 Ceva Group Plc, Dollar Tranche B Pre Funded L/C Term Loan, 0.0%, 8/31/16

 $

 279,250

 1,200,000

 NR/NR

 Ceva Group Plc, EGL Tranche B Term Loan, 0.0%, 8/31/16

 1,119,756

 $

 1,399,006

 Airlines — 1.9%

 843,625

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 5.75%, 3/10/17

 $

 839,055

 545,875

 BB-/Ba2

 Delta Air Lines, Inc., 2009 Term Loan, 4.25%, 3/7/16

 526,769

 1,343,250

 BB-/Ba2

 Delta Air Lines, Inc., 2011 Term Loan, 5.5%, 4/20/17

 1,317,504

 248,154

 BB-/Ba3

 United Air Lines, Inc., Tranche B Term Loan, 2.25%, 2/1/14

 242,054

 3,550,000

 B+/B3

 US Airways Group, Inc., Term Loan, 2.744%, 3/21/14

 3,282,330

 $

 6,207,712

 Railroads — 0.8%

 2,500,000

 BB+/B1

 RailAmerica, Inc., Initial Term Loan, 0.0%, 3/1/19

 $

 2,501,563

 Trucking — 1.6%

 812,963

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 6.25%, 9/22/18

 $

 823,802

 2,121,428

 BB/B1

 Swift Transportation Co. LLC, Term Loan, 6.0%, 12/21/16

 2,127,261

 2,000,000

 BB/B1

 Swift Transportation Co. LLC, Tranche B-2 Term Loan, 0.0%, 12/15/17

 1,995,000

 $

 4,946,063

 Total Transportation

 $

 15,054,344

 AUTOMOBILES & COMPONENTS — 6.3%

 Auto Parts & Equipment — 5.1%

 2,763,157

 BB-/B1

 Allison Transmission, Inc., Term Loan, 2.75%, 8/7/14

 $

 2,741,738

 842,017

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 2.196%, 12/29/14

 808,336

 429,600

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 2.189%, 12/28/15

 412,416

 2,329,922

 B+/B2

 HHI Holdings LLC, Term Loan, 7.002%, 3/21/17

 2,335,747

 3,807,388

 B+/B1

 Key Safety Systems, Inc., First Lien Term Loan, 2.592%, 3/8/14

 3,689,995

 2,205,433

 B+/NR

 Metaldyne LLC, Term Loan, 5.25%, 5/18/17

 2,210,947

 1,147,125

 NR/B1

 Stackpole Powertrain International ULC, Term Loan, 7.5%, 8/2/17

 1,141,390

 738,750

 BBB-/Baa3

 Tenneco, Inc., Tranche B Term Loan, 4.689%, 6/3/16

 741,520

 1,017,875

 BB/Ba2

 Tomkins LLC, Term Loan B-1, 4.25%, 9/29/16

 1,019,529

 1,113,750

 B+/Ba2

 UCI International, Inc., Term Loan, 5.5%, 7/26/17

 1,119,319

 $

 16,220,937

 Automobile Manufacturers — 1.2%

 3,607,374

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17

 $

 3,627,665

 Total Automobiles & Components

 $

 19,848,602

 CONSUMER DURABLES & APPAREL — 2.5%

 Homebuilding — 0.1%

 1,000,000

 (a)(b)(c)(f)

 BB-/B1

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

 $

 350,000

 4,500,000

 (a)(b)(c)(f)

 BB-/Caa2

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

 22,505

 $

 372,505

 Housewares & Specialties — 2.1%

 1,500,000

 BB+/NR

 Jarden Corp., Tranche B Term Loan, 0.0%, 3/31/18

 $

 1,505,758

 1,700,000

 BB-/Ba3

 Prestige Brands, Inc., Term Loan B, 0.0%, 1/31/19

 1,710,448

 1,571,161

 BB/Ba3

 Reynolds Group Holdings, Inc., Tranche B Term Loan, 6.5%, 2/9/18

 1,589,988

 986,795

 BB-/Ba3

 Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.5%, 8/9/18

 998,620

 861,164

 BB-/Ba2

 Yankee Candle Co., Inc., Term Loan, 2.25%, 2/6/14

 859,306

 $

 6,664,120

 Leisure Products — 0.3%

 966,095

 B+/Ba3

 SRAM LLC, First Lien Term Loan, 4.765%, 6/7/18

 $

 964,272

 Total Consumer Durables & Apparel

 $

 8,000,897

 CONSUMER SERVICES — 9.2%

 Casinos & Gaming — 1.6%

 149,623

 BB+/Ba3

 Ameristar Casinos, Inc., Term Loan B, 4.0%, 4/16/18

 $

 150,313

 1,700,000

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 6.0%, 12/17/15

 1,711,475

 2,000,000

 B/B3

 Caesars Entertainment Operating Co., Inc., Term Loan B-1, 3.244%, 1/28/15

 1,880,358

 1,176,000

 B/B3

 Caesars Entertainment Operating Co., Inc., Term Loan B-4, 9.5%, 10/31/16

 1,216,866

 33,301

 BB/Ba2

 Las Vegas Sands LLC, Delayed Draw I Term Loan, 2.75%, 11/23/16

 32,343

 165,689

 BB/Ba2

 Las Vegas Sands LLC, Tranche B Term Loan, 2.75%, 11/23/16

 161,144

 $

 5,152,499

 Education Services — 2.1%

 2,079,008

 B/B1

 Ascend Learning LLC, First Lien Term Loan, 7.102%, 12/6/16

 $

 2,053,020

 3,832,815

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 4.25%, 5/28/15

 3,832,815

 982,051

 B+/B2

 Cengage Learning Acquisitions, Inc., Term Loan, 2.49%, 7/3/14

 913,240

 $

 6,799,075

 Hotels, Resorts & Cruise Lines — 0.3%

 1,093,721

 B/B3

 Yellowstone Mountain Club LLC, Senior First Lien Term Loan, 6.0%, 7/16/14

 $

 1,028,098

 Leisure Facilities — 0.9%

 1,714,555

 BB/Ba2

 Cedar Fair L.P., U.S. Term Loan-1, 4.0%, 12/15/17

 $

 1,716,797

 1,150,000

 BB+/B1

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18

 1,147,791

 $

 2,864,588

 Restaurants — 2.7%

 1,821,059

 BB-/Ba3

 Burger King Corp., Tranche B Term Loan, 4.5%, 10/19/16

 $

 1,819,147

 285,784

 BB-/Ba2

 DineEquity, Inc., Term Loan B-1, 4.281%, 10/19/17

 285,992

 3,992,565

 B+/B2

 Dunkin Brands, Inc., Term Loan B-2, 4.002%, 11/23/17

 3,990,002

 1,825,000

 B/Ba3

 NPC International, Inc., Term Loan, 6.75%, 12/28/18

 1,846,672

 467,876

 BB/Ba2

 Wendy's/Arby's Restaurants LLC, Term Loan, 5.0%, 5/24/17

 469,435

 $

 8,411,248

 Specialized Consumer Services — 1.6%

 1,169,125

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 5.0%, 5/19/17

 $

 1,169,856

 3,830,831

 B+/B1

 Wash MultiFamily Laundry Services LLC, Term Loan, 7.0%, 8/28/15

 3,814,071

 $

 4,983,927

 Total Consumer Services

 $

 29,239,435

 MEDIA — 19.6%

 Advertising — 1.8%

 1,485,000

 B+/NR

 Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.25%, 12/18/17

 $

 1,484,381

 3,438,809

 BB-/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

 3,241,077

 1,106,007

 BB+/Baa3

 Lamar Media Corp., Term Loan B, 4.0%, 12/30/16

 1,106,698

 $

 5,832,156

 Broadcasting — 4.2%

 1,225,225

 BB/Caa2

 FoxCo Aquisition Sub LLC, Replacement Term Loan, 4.75%, 7/14/15

 $

 1,223,694

 248,750

 B+/Ba3

 Hubbard Radio LLC, First Lien Term Loan, 5.25%, 4/28/17

 249,683

 490,940

 BB+/Ba1

 Sinclair Television Group, Inc., Freedom Incremental Tranche B Term Loan, 0.0%, 10/28/16

 492,167

 459,060

 BB+/NR

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4.0%, 10/28/16

 458,291

 1,792,706

 BB-/Ba3

 TWCC Holding Corp., 2011 Term Loan, 4.25%, 2/11/17

 1,798,308

 9,716,995

 B+/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.494%, 3/31/17

 9,062,449

 $

 13,284,592

 Cable & Satellite — 8.8%

 19,591,675

 (a)(b)(c)(d)(g)

 NR/B3

 Broadstripe LLC, First Lien Term Loan, 11.25%, 6/30/11

 $

 7,797,487

 1,428,203

 (a)(b)(c)(d)(g)

 CCC+/B3

 Broadstripe LLC, Revolver Term Loan, 9.25%, 6/30/11

 568,425

 7,500,000

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 0.0%, 2/14/19

 7,441,042

 1,587

 BB+/Ba1

 Charter Communications Operating LLC, Term Loan B-1, 2.25%, 3/6/14

 1,582

 4,307,610

 BB+/Ba1

 Charter Communications Operating LLC, Term Loan C, 3.83%, 9/6/16

 4,286,055

 1,200,000

 NR/NR

 Kabel Deutschland Gmbh, Facility Term Loan F, 0.0%, 2/1/19

 1,199,437

 1,970,000

 BB-/Ba3

 MCC Iowa LLC, Tranche F Term Loan, 4.5%, 10/23/17

 1,961,381

 4,759,412

 B-/B1

 WideOpenWest Finance LLC, First Lien Term Loan, 2.746%, 6/30/14

 4,592,832

 $

 27,848,241

 Movies & Entertainment — 4.0%

 2,200,902

 B+/NR

 Alpha Topco, Ltd. (Formula One), Facility Term Loan B-1, 2.369%, 12/31/13

 $

 2,125,703

 1,513,488

 B+/NR

 Alpha Topco, Ltd. (Formula One), Facility Term Loan B-2, 2.369%, 12/31/13

 1,461,777

 1,425,000

 BB-/Ba2

 AMC Entertainment, Inc., Term Loan B-3, 0.0%, 2/22/18

 1,407,188

 1,133,373

 B-/B1

 Carmike Cinemas, Inc., Initial Term Loan, 5.5%, 1/27/16

 1,140,362

 1,411,435

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

 1,397,321

 3,960,000

 B-/B3

 Knology, Inc., Term Loan B, 4.0%, 8/18/17

 3,936,490

 1,211,746

 B/B3

 Lodgenet Interactive Corp., Closing Date Term Loan, 6.5%, 4/4/14

 1,162,519

 $

 12,631,360

 Publishing — 0.8%

 1,696,648

 B+/Ba3

 Interactive Data Corp., Term Loan B, 4.5%, 2/11/18

 $

 1,696,295

 EURO

 891,129

 B/Ba3

 Mediannuaire Holding, Term Loan B2, 3.687%, 10/10/14

 339,075

 EURO

 890,460

 B/Ba3

 Mediannuaire Holding, Term Loan C, 4.187%, 10/9/15

 338,821

 416,065

 CCC/B2

 R.H. Donnelley Inc., Term Loan, 9.0%, 10/24/14

 161,225

 $

 2,535,416

 Total Media

 $

 62,131,765

 RETAILING — 6.3%

 Apparel Retail — 1.5%

 2,475,000

 B/B1

 Gymboree Corp., Term Loan, 5.0%, 2/23/18

 $

 2,343,773

 619,212

 (e)

 NR/NR

 Johnny Appleseed's, Inc., First Lien Second Out Term Loan, 0.24%, 4/25/16

 402,488

 136,985

 (e)

 NR/NR

 Johnny Appleseed's, Inc., Junior Term Loan, 0.24%, 4/25/17

 54,794

 1,875,000

 BB/Ba3

 Lord & Taylor Holdings LLC (LT Propco LLC), Term Loan, 5.75%, 1/11/19

 1,881,094

 $

 4,682,149

 Automotive Retail — 0.1%

 397,000

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $

 397,827

 General Merchandise Stores — 2.2%

 2,841,135

 BBB/Ba1

 Dollar General Corp., Tranche B-1 Term Loan , 3.141%, 7/7/14 (144A)

 $

 2,849,738

 4,268,478

 BB+/Ba3

 Dollar General Corp., Tranche B-2 Term Loan , 3.099%, 7/7/14 (144A)

 4,279,401

 $

 7,129,139

 Home Improvement Retail — 0.6%

 1,894,692

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5.0%, 5/31/16

 $

 1,892,323

 Oil & Gas — 0.5%

 1,563,904

 BB+/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18

 $

 1,570,258

 Specialty Stores — 1.4%

 724,400

 BBB/Ba2

 Sally Holdings LLC, Term Loan B, 2.49%, 11/16/13

 $

 723,766

 1,850,267

 B+/NR

 Savers, Inc., New Term Loan, 4.25%, 3/4/17

 1,855,356

 1,905,425

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 1,838,735

 $

 4,417,857

 Total Retailing

 $

 20,089,553

 FOOD & STAPLES RETAILING — 2.3%

 Drug Retail — 0.5%

 1,589,840

 B+/B3

 Rite Aid Corp., Tranche 5 Term Loan, 4.5%, 3/3/18

 $

 1,565,993

 Food Retail — 1.8%

 344,571

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/1/17

 $

 345,189

 4,772,098

 B+/Ba3

 Pinnacle Foods Finance LLC, Term Loan, 2.844%, 4/2/14

 4,755,663

 625,000

 BB-/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 5.75%, 2/13/19

 626,953

 $

 5,727,805

 Total Food & Staples Retailing

 $

 7,293,798

 FOOD, BEVERAGE & TOBACCO — 4.3%

 Agricultural Products — 0.4%

 1,305,739

 B+/B1

 Wm. Bolthouse Farms, Inc., First Lien Term Loan, 5.505%, 2/11/16

 $

 1,309,004

 Distillers & Vintners — 0.2%

 244,610

 BB+/Ba2

 Constellation Brands, Inc., Extending Tranche B Term Loan, 3.063%, 6/5/15

 $

 244,932

 495,835

 BB+/Ba2

 Constellation Brands, Inc., Non-Extending Tranche B Term Loan, 2.013%, 6/5/13

 499,719

 $

 744,651

 Packaged Foods & Meats — 3.7%

 971,939

 BB-/Ba3

 Dean Foods Co., 2014 Tranche B Term Loan, 2.08%, 4/2/14

 $

 958,169

 2,310,775

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 4.5%, 3/8/18

 2,280,157

 1,529,078

 B+/B1

 Michael Foods Group, Inc., Facility Term Loan B, 4.25%, 2/25/18

 1,528,760

 3,555,000

 B+/B1

 Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/16

 3,570,553

 2,500,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

 2,490,625

 957,000

 BB-/B1

 Windsor Quality Food Co., Ltd., Tranche B Term Loan, 5.0%, 2/16/17

 928,290

 $

 11,756,554

 Total Food, Beverage & Tobacco

 $

 13,810,209

 HOUSEHOLD & PERSONAL PRODUCTS — 1.5%

 Household Products — 0.7%

 2,153,085

 B/B1

 Spectrum Brands, Inc., New Term Loan, 5.002%, 6/17/16

 $

 2,160,774

 Personal Products — 0.8%

 2,462,625

 BB-/Ba3

 Revlon Consumer Products Corp., Term Loan B, 4.75%, 11/19/17

 $

 2,467,228

 Total Household & Personal Products

 $

 4,628,002

 HEALTH CARE EQUIPMENT & SERVICES — 17.1%

 Health Care Equipment — 2.3%

 694,846

 B/NR

 Fenwal, Inc., First Lien Delayed Draw Term Loan, 2.738%, 2/28/14

 $

 681,818

 4,052,082

 B/NR

 Fenwal, Inc., Initial First Lien Term Loan, 2.738%, 2/28/14

 3,976,106

 232,864

 BBB-/Baa2

 Fresenius SE, Tranche D-1 Dollar Term Loan, 3.25%, 9/10/14

 233,448

 133,018

 BBB-/Baa2

 Fresenius SE, Tranche D-2 Term Loan, 3.25%, 9/10/14

 133,433

 490,000

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term Loan B-1, 7.0%, 5/4/18

 499,669

 1,711,811

 BB-/B1

 Onex Carestream Finance LP, Term Loan, 5.0%, 2/25/17

 1,628,895

 $

 7,153,369

 Health Care Facilities — 5.1%

 2,358,035

 B/B1

 Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15

 $

 2,363,930

 1,145,874

 BB/Ba3

 CHS/Community Health Systems, Inc., Extended Term Loan, 4.078%, 1/25/17

 1,134,624

 3,471,473

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.829%, 3/31/17

 3,430,482

 2,698,472

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.494%, 5/1/18

 2,661,368

 1,637,625

 B/Ba3

 Iasis Healthcare LLC, Term Loan B, 5.0%, 5/3/18

 1,629,777

 2,054,675

 BB-/Ba3

 Select Medical Corp., Tranche B Term Loan, 5.5%, 6/1/18

 2,011,870

 2,022,222

 B+/Ba1

 Sun Healthcare Group, Inc., Term Loan, 8.75%, 10/18/16

 1,825,055

 1,153,522

 BB+/Ba2

 Universal Health Services, Inc., 2011 Tranche B Term Loan, 3.75%, 11/15/16

 1,153,522

 $

 16,210,628

 Health Care Services — 7.6%

 745,271

 NR/NR

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $

 680,060

 691,223

 B+/Ba3

 Alliance HealthCare Services, Initial Term Loan, 7.25%, 6/1/16

 622,100

 713,495

 B+/B1

 Aveta Inc., NAMM Term Loan, 8.5%, 4/14/15

 713,941

 585,667

 BB/B1

 Butler Animal Health Supply LLC, Tranche B Term Loan, 4.5%, 12/31/15

 579,810

 2,221,357

 (e)

 B-/B3

 CCS Medical, Inc., First Lien Term Loan, 8.25%, 3/31/15

 1,732,658

 862,845

 (e)

 CCC/Caa2

 CCS Medical, Inc., Second Lien Term Loan, 3.25%, 3/31/16

 504,764

 2,891,881

 B/B1

 Gentiva Health Services, Inc., Term Loan B-1, 4.75%, 8/17/16

 2,768,976

 1,433,186

 BB-/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 6.5%, 8/4/16

 1,386,607

 2,092,631

 (e)

 CCC-/B2

 LifeCare Holdings, Term Loan, 8.327%, 2/1/16

 1,820,589

 2,525,913

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 7.0%, 2/9/17

 2,497,496

 1,119,777

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

 1,069,387

 99,490

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 6.25%, 1/31/17

 96,505

 818,923

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 6.25%, 1/31/17

 794,355

 2,616,667

 NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

 2,564,334

 2,139,250

 B+/Ba3

 Rural/Metro Operating Co. LLC, First Lien Term Loan, 5.75%, 6/30/18

 2,127,217

 1,354,763

 B/B1

 Surgery Center Holdings, Inc., Term Loan, 6.5%, 2/6/17

 1,273,477

 746,250

 B/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

 725,728

 2,227,500

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16

 2,093,850

 $

 24,051,854

 Health Care Supplies — 1.2%

 1,451,363

 BB-/Ba3

 Alere, Inc., Term Loan B, 4.5%, 6/30/17

 $

 1,446,827

 460,021

 BB-/B1

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.494%, 4/24/15

 458,904

 1,885,084

 BB-/B1

 Bausch & Lomb, Inc., Parent Term Loan, 3.756%, 4/24/15

 1,880,508

 $

 3,786,239

 Health Care Technology — 0.7%

 1,366,890

 BB-/Ba3

 MedAssets, Inc., Term Loan, 5.25%, 11/16/16

 $

 1,372,443

 1,140,000

 B/B2

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

 951,900

 $

 2,324,343

 Managed Health Care — 0.2%

 713,495

 NR/B1

 Aveta Inc., MMM Term Loan, 8.5%, 4/14/15

 $

 713,941

 Total Health Care Equipment & Services

 $

 54,240,374

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES                                                                                                                                                                                                                — 4.3%

 Biotechnology — 3.7%

 2,160,000

 BB/B1

 Alkermes, Inc., First Lien Term Loan, 6.75%, 9/16/17

 $

 2,197,800

 3,054,150

 BB/B1

 Aptalis Pharma, Inc., Term Loan, 5.5%, 2/10/17

 3,044,606

 1,203,297

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 6.5%, 4/8/16

 1,195,776

 165,453

 B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 6.5%, 4/8/16

 164,419

 1,544,744

 BB-/NR

 Grifols Inc., New Tranche B Term Loan, 4.5%, 6/1/17

 1,548,451

 1,712,982

 B+/B1

 HGI Holdings, Inc., Initial Term Loan, 6.75%, 10/1/16

 1,702,276

 425,357

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-2, 4.25%, 3/15/18

 425,585

 850,714

 BBB-/Ba3

 Warner Chilcott Corp., Term Loan B-1, 4.25%, 3/15/18

 851,170

 584,866

 BBB-/Ba3

 WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18

 585,180

 $

 11,715,263

 Pharmaceuticals — 0.6%

 2,408,909

 (e)

 CCC+/NR

 Graceway Pharmaceuticals LLC, Mezzanine Loan, 0.0%, 11/1/13

 $

 7,528

 1,144,250

 B+/B2

 Medpace Intermediateco, Inc., Term Loan B, 6.5%, 6/19/17

 1,104,201

 750,000

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 3.75%, 2/13/19

 747,285

 $

 1,859,014

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 13,574,277

 DIVERSIFIED FINANCIALS — 2.7%

 Consumer Finance — 0.7%

 2,550,000

 CCC+/B2

 Springleaf Financial Funding Co., Initial Term Loan, 5.5%, 5/10/17

 $

 2,324,751

 Investment Banking & Brokerage — 0.2%

 248,696

 BB-/Ba2

 LPL Holdings, Inc., 2013 Term Loan, 2.066%, 6/28/13

 $

 248,385

 310,008

 B+/Ba2

 LPL Holdings, Inc., 2017 Term Loan, 5.25%, 6/28/17

 313,108

 $

 561,493

 Other Diversified Financial Services — 0.7%

 369,473

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $

 366,702

 880,527

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

 873,923

 1,000,000

 NR/Ba2

 Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility Term Loan B2A, 5.25%, 11/30/17

 997,188

 $

 2,237,813

 Specialized Finance — 1.1%

 1,856,402

 BB+/Ba1

 MSCI, Inc., Term Loan B-1, 3.75%, 3/14/17

 $

 1,859,108

 1,597,461

 CCC+/B2

 NCO Group, Inc., Advance Term Loan B, 8.0%, 5/15/13

 1,593,068

 $

 3,452,176

 Total Diversified Financials

 $

 8,576,233

 INSURANCE — 1.7%

 Insurance Brokers — 1.6%

 830,875

 B/B1

 HUB International, Ltd., Additional Term Loan, 6.75%, 6/13/14

 $

 833,471

 844,344

 B/B1

 HUB International, Ltd., Delayed Draw Term Loan, 3.079%, 6/13/14

 831,679

 3,061,812

 B/B1

 HUB International, Ltd., Initial Term Loan, 3.079%, 6/13/14

 3,023,539

 488,750

 B/B1

 U.S.I. Holdings Corp., New Term Loan Series C, 7.0%, 5/5/14

 492,660

 $

 5,181,349

 Multi-line Insurance — 0.1%

 230,528

 B/B1

 AmWINS Group, Inc., Initial Term Loan, 4.83%, 6/8/13

 $

 228,222

 Total Insurance

 $

 5,409,571

 REAL ESTATE — 1.5%

 Diversified Real Estate Investment Trust — 0.8%

 2,500,000

 CCC+/Ca

 Spirit Finance Corp., Term Loan B, 3.782%, 8/1/13

 $

 2,420,833

 Real Estate Development — 0.1%

 524,045

 B-/B1

 Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 8.25%, 4/8/16

 $

 463,125

 Real Estate Services — 0.6%

 995,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche C Term Loan, 3.494%, 3/4/18

 $

 992,097

 995,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche D Term Loan, 3.754%, 9/4/19

 992,098

 $

 1,984,195

 Total Real Estate

 $

 4,868,153

 SOFTWARE & SERVICES — 9.7%

 Application Software — 4.2%

 1,686,104

 BB-/Ba2

 Allen Systems Group, Inc., Term Loan B, 6.5%, 11/21/15

 $

 1,686,104

 1,374,613

 BB-/Ba2

 NDS Finance, Ltd., Tranche B Term Loan, 4.0%, 3/12/18

 1,369,801

 1,569,412

 BB+/Baa3

 Nuance Communications, Inc., Term Loan C, 3.25%, 3/31/16

 1,572,354

 3,509,527

 B+/B1

 Serena Software, Inc., 2016 Term Loan, 4.538%, 3/10/16

 3,456,884

 1,985,000

 B+/B1

 Verint Systems, Inc., 2011 Term Loan, 4.5%, 10/27/17

 1,982,519

 1,931,990

 B+/B1

 Vertafore, Inc., First Lien Term Loan, 5.25%, 7/29/16

 1,912,670

 1,000,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

 997,500

 475,000

 B/Ba3

 Wall Street Systems Holdings, Inc., First Lien Term Loan, 5.5%, 6/20/17

 472,625

 $

 13,450,457

 Data Processing & Outsourced Services — 1.4%

 428,571

 NR/NR

 Fidelity National Information Services, Inc., Term Loan B, 4.25%, 7/18/16

 $

 431,693

 802,493

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 4.245%, 3/23/18

 722,076

 85,401

 B+/B1

 First Data Corp., Non-Extending Term Loan B-2, 2.995%, 9/24/14

 81,895

 1,596,000

 BB+/Ba2

 Neustar, Inc., Advance Term Loan, 5.0%, 11/8/18

 1,603,980

 1,463,938

 BB-/Ba3

 Vantiv LLC, First Lien Term Loan B-1, 4.5%, 11/3/16

 1,468,512

 $

 4,308,156

 IT Consulting & Other Services — 0.9%

 1,784,981

 BB/Ba3

 SunGard Data Systems, Inc., Incremental Term Loan B, 3.744%, 2/28/14

 $

 1,788,521

 1,159,068

 BB/Ba3

 SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2.005%, 2/28/14

 1,155,374

 $

 2,943,895

 Systems Software — 3.2%

 1,485,000

 NR/B1

 Applied Systems, Inc., First Lien Term Loan, 5.5%, 12/8/16

 $

 1,481,287

 1,300,000

 NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 9.25%, 6/8/17

 1,296,750

 1,544,143

 BBB-/Ba2

 Dealer Computer Services, Inc., Tranche B Term Loan, 3.75%, 4/21/18

 1,552,250

 1,466,667

 NR/NR

 Infor Enterprise Solutions Holdings, Inc., Delayed Draw Term Loan, 6.494%, 3/2/14

 1,343,100

 2,533,333

 CCC+/Caa2

 Infor Enterprise Solutions Holdings, Inc., Second Lien Initial Dollar Term Loan, 6.494%, 3/2/14

 2,288,867

 2,059,438

 BB+/Ba1

 Rovi Solutions Corp., Tranche B Term Loan, 4.0%, 2/7/18

 2,062,527

 $

 10,024,781

 Total Software & Services

 $

 30,727,289

 TECHNOLOGY HARDWARE & EQUIPMENT — 2.1%

 Communications Equipment — 0.8%

 992,500

 BB/Ba3

 CommScope, Inc., Term Loan, 5.0%, 1/14/18

 $

 996,160

 1,473,862

 BB-/Ba3

 Towerco Finance LLC, Term Loan, 5.25%, 2/2/17

 1,479,390

 $

 2,475,550

 Electronic Components — 0.1%

 333,333

 BB+/Ba3

 Generac Power System, Inc., Tranche B Term Loan, 3.75%, 2/9/19

 $

 333,958

 Electronic Equipment & Instruments — 0.5%

 1,622,140

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $

 1,578,883

 Electronic Manufacturing Services — 0.3%

 589,839

 NR/B2

 FCI USA, Inc., Facility Term Loan B-1, 3.623%, 11/1/13

 $

 575,978

 589,839

 NR/B2

 FCI USA, Inc., Facility Term Loan B-5-B, 3.623%, 11/1/13

 575,093

 $

 1,151,071

 Technology Distributors — 0.4%

 1,205,627

 B+/B1

 Securus Technologies Holdings, Inc., First Lien Term Loan, 5.25%, 5/31/17

 $

 1,194,575

 Total Technology Hardware & Equipment

 $

 6,734,037

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%

 Semiconductors — 1.1%

 35,544

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Term Loan A-1-B, 2.494%, 10/1/14

 $

 35,033

 1,131,038

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Term Loan A-3, 2.518%, 10/1/14

 1,114,779

 2,329,163

 BB/Ba2

 Microsemi Corp., Term Loan, 4.0%, 2/2/18

 2,332,074

 $

 3,481,886

 Semiconductor Equipment — 1.1%

 2,176,810

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4.25%, 5/9/18

 $

 2,127,697

 1,492,500

 BB+/Ba3

 Sensata Technology BV/Sensata Technology Finance Co. LLC, Term Loan, 4.0%, 5/12/18

 1,493,272

 $

 3,620,969

 Total Semiconductors & Semiconductor Equipment

 $

 7,102,855

 TELECOMMUNICATION SERVICES — 7.9%

 Alternative Carriers — 2.0%

 6,500,000

 B+/Ba3

 Level 3 Financing, Inc., Tranche A Term Loan, 2.734%, 3/13/14

 $

 6,420,784

 Integrated Telecommunication Services — 3.1%

 EURO

 745,314

 NR/B2

 Amsterdamse Beheer-En Consultingmaatschappij B.V., Casema Facility Term Loan B-3, 3.576%, 3/31/17

 $

 996,612

 EURO

 257,598

 B/B2

 Amsterdamse Beheer-En Consultingmaatschappij B.V., Casema Facility Term Loan B-4, 3.576%, 3/31/17

 344,453

 EURO

 849,351

 NR/NR

 Amsterdamse Beheer-En Consultingmaatschappij B.V., Kabelcom Facility Term Loan B-2, 3.576%, 3/31/17

 1,135,727

 1,000,000

 B-/Caa1

 Hargray Acquisition Co., Second Lien Term Loan, 6.031%, 1/29/15

 915,000

 3,901,829

 B+/B1

 Telesat Canada, U.S. Term Loan I, 3.25%, 10/31/14

 3,902,133

 335,169

 B+/B1

 Telesat Canada, U.S. Term Loan II, 3.25%, 10/31/14

 335,195

 264,308

 BB-/Ba3

 West Corp., Term Loan B-2, 2.664%, 10/24/13

 264,208

 642,835

 BB-/Ba3

 West Corp., Term Loan B-5, 4.499%, 7/15/16

 645,246

 1,154,270

 BB+/Baa3

 Windstream Corp., Tranche B-2 Term Loan, 3.248%, 12/17/15

 1,150,423

 $

 9,688,997

 Wireless Telecommunication Services — 2.8%

 1,475,000

 B+/Ba3

 Crown Castle Operating Co., Tranche B Term Loan, 0.0%, 1/31/19

 $

 1,470,260

 5,565,334

 BB/Ba1

 MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 4.112%, 11/3/16

 5,529,393

 694,746

 BB/NR

 MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.015%, 3/19/18

 692,285

 1,292,985

 BB-/B1

 Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17

 1,300,096

 $

 8,992,034

 Total Telecommunication Services

 $

 25,101,815

 UTILITIES — 2.6%

 Electric Utilities — 1.3%

 843,199

 BB-/Ba3

 Equipower Resources Holdings LLC, Facility Term Loan B, 5.75%, 1/26/18

 $

 796,823

 792,952

 (a)(b)(c)(d)(e)

 CC/Ca

 GBGH LLC (US Energy), First Lien Term Loan, 0.0%, 6/9/13

 71,603

 337,141

 (a)(b)(c)(d)(e)

 CC/Ca

 GBGH LLC (US Energy), Second Lien Term Loan, 0.0%, 6/9/14

 34

 5,506,137

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.757%, 10/10/17

 3,085,733

 $

 3,954,193

 Independent Power Producers & Energy Traders — 1.3%

 1,622,738

 BB+/Ba1

 AES Corp., Initial Term Loan, 4.25%, 6/1/18

 $

 1,626,288

 1,712,063

 BB-/B1

 Calpine Corp., Term Loan, 4.5%, 4/1/18

 1,701,961

 855,700

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 4.0%, 7/1/18

 854,512

 $

 4,182,761

 Total Utilities

 $

 8,136,954

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $463,060,288)

 $

 437,470,878

 CLAIMS — 0.0% of Net Assets

 CAPITAL GOODS — 0.0%

 Aerospace & Defense — 0.0%

 1,200,000

 (b)(d)(h)(i)

 B+/B1

 Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%

 $

 —

 2,500,000

 (b)(d)(h)(i)

 B+/B1

 Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%

 —

 2,500,000

 (b)(d)(h)(i)

 B+/B1

 Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%

 —

 2,130,600

 (b)(d)(h)(i)

 B+/B1

 Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%

 —

 1,500,000

 (b)(d)(h)(i)

 B+/B1

 Northwest Airlines, Inc., GE Claim-Escrow, 0.0%

 —

 1,264,500

 (b)(d)(h)(i)

 B+/B1

 Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%

 —

 1,404,900

 (b)(d)(h)(i)

 CCC+/B1

 Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%

 —

 $

 —

 Total Capital Goods

 $

 —

 TOTAL CLAIMS

 (Cost $—)

 $

 —

 CORPORATE BONDS & NOTES                                                                                                                                                                                                                                        — 10.4% of Net Assets

 ENERGY — 1.1%

 Oil & Gas Drilling — 0.2%

 600,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 $

 669,000

 Oil & Gas Exploration & Production — 0.9%

 2,490,000

 BB-/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 2,838,600

 Total Energy

 $

 3,507,600

 MATERIALS — 0.9%

 Paper Packaging — 0.3%

 1,000,000

 B/B1

 Berry Plastics Corp., 5.322%, 2/15/15

 $

 1,003,750

 Paper Products — 0.6%

 1,750,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 1,789,375

 Total Materials

 $

 2,793,125

 CAPITAL GOODS — 1.0%

 Aerospace & Defense — 0.6%

 1,850,000

 BB-/Ba3

 Spirit AeroSystems, Inc., 7.5%, 10/1/17

 $

 2,011,875

 Construction & Farm Machinery & Heavy Trucks — 0.4%

 1,000,000

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

 $

 1,120,000

 Total Capital Goods

 $

 3,131,875

 CONSUMER DURABLES & APPAREL — 0.3%

 Housewares & Specialties — 0.3%

 1,000,000

 BB-/Ba3

 Jarden Corp., 8.0%, 5/1/16

 $

 1,093,750

 Total Consumer Durables & Apparel

 $

 1,093,750

 MEDIA — 0.3%

 Advertising — 0.3%

 936,000

 B+/B2

 MDC Partners, Inc., 11.0%, 11/1/16

 $

 1,020,240

 Total Media

 $

 1,020,240

 RETAILING — 0.6%

 Catalog Retail — 0.6%

 1,825,000

 BBB-/Ba2

 QVC, Inc., 7.5%, 10/1/19 (144A)

 $

 2,025,750

 Total Retailing

 $

 2,025,750

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES                                                                                                                                                                                                                — 4.2%

 Pharmaceuticals — 4.2%

 9,202,337

 (a)(b)

 NR/NR

 Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144A)

 $

 7,545,917

 15,920,079

 (a)(b)(c)(e)

 NR/NR

 Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (144A)

 5,742,054

 222,139

 (a)(b)(e)

 NR/NR

 Pharma VI, 5.56%, 10/15/14 (144A)

 199,925

 $

 13,487,896

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 13,487,896

 DIVERSIFIED FINANCIALS — 0.4%

 Consumer Finance — 0.1%

 200,000

 BBB/Baa1

 Capital One Financial Corp., 7.375%, 5/23/14

 $

 222,581

 Other Diversified Financial Services — 0.3%

 500,000

 BB/NR

 Lodestone Re, Ltd., 6.041%, 1/8/14 (144A)

 $

 482,850

 500,000

 BB-/NR

 Lodestone Re, Ltd., 8.291%, 5/17/13 (144A)

 493,800

 $

 976,650

 Total Diversified Financials

 $

 1,199,231

 REAL ESTATE — 0.3%

 Specialized Real Estate Investment Trusts — 0.3%

 750,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 $

 824,155

 Total Real Estate

 $

 824,155

 TELECOMMUNICATION SERVICES — 0.1%

 Integrated Telecommunication Services — 0.1%

 300,000

 BB/Ba2

 Frontier Communications Corp., 8.25%, 5/1/14

 $

 326,250

 Total Telecommunication Services

 $

 326,250

 TRANSPORTATION — 0.5%

 Airlines — 0.2%

 600,000

 BBB-/Baa3

 American Airlines 2011-2 Class A Pass Through Trust, Series A, 8.625%, 4/15/23

 $

 636,000

 Air Freight & Logistics — 0.3%

 1,000,000

 B-/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 993,750

 Total Transportation

 $

 1,629,750

 BANKS — 0.3%

 Diversified Banks — 0.3%

 1,000,000

 BBB+/A2

 Intesa Sanpaolo SpA , 2.892%, 2/24/14 (144A)

 $

 951,034

 Total Banks

 $

 951,034

 INSURANCE — 0.1%

 Reinsurance — 0.1%

 250,000

 NR/NR

 Mystic Re, Ltd. , 9.041%, 3/12/15 (144A)

 $

 250,000

 Total Insurance

 $

 250,000

 HEALTH CARE EQUIPMENT & SERVICES — 0.3%

 Health Care Equipment & Services — 0.3%

 950,000

 B+/B2

 Physio-Control International, Inc. , 9.875%, 1/15/19 (144A)

 $

 997,500

 Total Health Care Equipment & Services

 $

 997,500

 TOTAL CORPORATE BONDS & NOTES

 (Cost $43,455,497)

 $

 33,238,156

 Shares

 Value

 COMMON STOCKS                                                                                                                                                                                                                                                  — 6.7% of Net Assets

 ENERGY — 0.0%(j)

 Oil & Gas Drilling — 0.0%(j)

 138

 (b)(d)(h)

 TARH E&P Holdings GP LLC, Class A Membership Interest

 $

 130,056

 (b)(d)(h)

 TARH E&P Holdings, L.P., Class A Partnership Interest

 1,301

 $

 1,302

 Total Energy

 $

 1,302

 MATERIALS — 0.2%

 Commodity Chemicals — 0.2%

 17,750

 (h)

 Georgia Gulf Corp.

 $

 572,615

 Total Materials

 $

 572,615

 TRANSPORTATION — 0.0%(j)

 Airlines — 0.0%(j)

 4,054

 (h)

 Delta Air Lines, Inc.

 $

 39,770

 Total Transportation

 $

 39,770

 AUTOMOBILES & COMPONENTS — 5.2%

 Auto Parts & Equipment — 5.2%

 512,208

 Delphi Automotive Plc

 $

 16,390,656

 Total Automobiles & Components

 $

 16,390,656

 CONSUMER DURABLES & APPAREL — 0.0%(j)

 Apparel, Accessories & Luxury Goods — 0.0%(j)

 569

 (h)

 Orchard Brands Corp.

 $

 1,422

 Total Consumer Durables & Apparel

 $

 1,422

 CONSUMER SERVICES — 0.2%

 Leisure Facilities — 0.2%

 1,306

 (d)(h)

 Lake at Las Vegas A Shares

 $

 693,808

 (d)(h)

 Lake at Las Vegas B Shares

 4,801

 $

 698,609

 Total Consumer Services

 $

 698,609

 MEDIA — 1.0%

 Broadcasting — 0.3%

 376

 (h)

 New Young Broadcasting Holding Co.

 $

 1,109,200

 Movies & Entertainment — 0.7%

 90,010

 (h)

 Metro Goldwyn Mayer, Inc.

 $

 2,157,045

 Total Media

 $

 3,266,245

 HEALTH CARE EQUIPMENT & SERVICES — 0.0%(j)

 Health Care Services — 0.0%(j)

 15,034

 (h)

 CCS Medical, Inc.

 $

 60,136

 Total Health Care Equipment & Services

 $

 60,136

 TELECOMMUNICATION SERVICES — 0.1%

 Alternative Carriers — 0.1%

 57,813

 (h)

 Clearwire Corp.

 $

 132,970

 Total Telecommunication Services

 $

 132,970

 UTILITIES — 0.0%(j)

 Electric Utilities — 0.0%(j)

 1,589

 (b)(d)(h)

 GBGH LLC Membership Interest

 $

 Independent Power Producers & Energy Traders — 0.0%(j)

 6,378

 (h)

 GenOn Energy, Inc.

 $

 15,690

 Total Utilities

 $

 15,706

 TOTAL COMMON STOCKS

 (Cost $15,471,564)

 $

 21,179,431

 CONVERTIBLE PREFERRED STOCK — 0.5% of Net Assets

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES                                                                                                                                                                                                                — 0.5%

 Biotechnology — 0.5%

 153,554

 (b)(h)

 Molecular Insight Pharmaceuticals, Inc.

 $

 1,689,094

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 1,689,094

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $1,305,209)

 $

 1,689,094

 LIQUIDATING TRUSTS — 0.0% of Net Assets

 ENERGY — 0.0%

 Oil & Gas Drilling — 0.0%

 4,995,000

 (d)(h)(k)

 Crusader Energy Group, Inc. , Liquidating Trust

 $

 —

 Total Energy

 $

 —

 CONSUMER SERVICES — 0.0%

 Hotels, Resorts & Cruise Lines — 0.0%

 3,377,886

 (d)(h)(k)

 Yellowstone Mountain Club LLC, Liquidating Trust

 $

 —

 Total Consumer Services

 $

 —

 TOTAL LIQUIDATING TRUSTS

 (Cost $—)

 $

 —

 RIGHTS/WARRANTS — 0.7% of Net Assets

 CONSUMER SERVICES — 0.0%

 Leisure Facilities — 0.0%

 (d)(h)

 Lake at Las Vegas Series C, Expires 7/15/15

 $

 —

 (d)(h)

 Lake at Las Vegas Series D, Expries 7/15/15

 —

 (d)(h)

 Lake at Las Vegas Series E, Expires 7/15/15

 —

 (d)(h)

 Lake at Las Vegas Series F, Expires 7/15/15

 —

 (d)(h)

 Lake at Las Vegas Series G, Expires 7/15/15

 —

 $

 —

 Total Consumer Services

 $

 —

 MEDIA — 0.7%

 Broadcasting — 0.7%

 (h)(l)

 New Young Broadcasting Holding Co., Expires 12/1/24

 $

 2,126,950

 Total Media

 $

 2,126,950

 TOTAL RIGHTS/WARRANTS

 (Cost $1,418,145)

 $

 2,126,950

 TOTAL INVESTMENTS IN SECURITIES — 158.0%

 (Cost $531,314,757)

 $

 502,167,131

 OTHER ASSETS AND LIABILITIES — (0.6)%

 $

 (1,985,771)

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE — (57.4)%

 $

 (182,452,440)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS — 100.0%

 $

 317,728,920

 NR

 Security not rated by S&P or Moody’s.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 29, 2012.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2012, the value of these securities amounted to $35,063,717 or 11.0% of total net assets applicable to common shareowners.

 (a)

 Floating rate note. The rate shown is the coupon rate at February 29, 2012.

 (b)

Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $60,656,493. The aggregate fair value of $30,822,661 represents 9.7% of the total net assets applicable to common shareowners.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). (See Note 1A)

 (e)

 Payment-in-Kind (PIK) security which may pay interest in the form of additional principal.

 (f)

 The company and agent bank are in the process of negotiating forbearance.

 (g)

 The company is scheduled for approval of a reorganization plan.

 (h)

 Non-income producing.

 (i)

 Security represents a claim which is subject to bankruptcy court findings which may result in an exchange of money, assets or equity.

 (j)

 Amount rounds to less than 0.05%.

 (k)

 Security represents a liquidating trust which is a vehicle through which future settlements of bankruptcy claims are dispersed to creditors.

 (l)

 At February 29, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $532,488,577 was as follows:

 Aggregate gross unrealized gain in which there is an excess of value over tax cost

 $

 13,377,616

 Aggregate gross unrealized loss in which there is an excess of tax cost over value

 (43,699,062)

 Net unrealized gain

 $

 (30,321,446)

 For financial reporting purposes net unrealized loss on investments was $29,147,626 and cost of investments aggregated $531,314,757.

 Glossary of Terms:

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EURO

 - Euro

As of February 29, 2012, the Trust had an unfunded loan commitment amounting to $196,782 (excluding unrealized depreciation on this commitment of $9,319 as of February 29, 2012), which could be extended at the option of the borrower, pursuant to the loan agreement:

 Borrower

 Par

 Cost

 Value

 Unrealized Loss

 National Specialty Hospitals, Inc., Delayed Draw Term Loan

$
196,782

$
197,246

$
187,927

$
(9,319
)

In addition, the Trust had the following bridge loan commitment outstanding as of February 29, 2012:

 Loan

 Par

 Cost

 Value

 Net Unrealized Gain/Loss

 SandRidge Energy, Inc., Bridge Loan, 0.0%, 4/15/12

$
1,000,000

$
1,000,000

$
1,000,000

$
--

Various inputs are used in determining the value of the Trust’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of February 29, 2012, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Collateralized loan obligations

$
—

$
—

$
6,462,622

$
6,462,622

 Senior secured floating rate loan interests (oil & gas drilling)

—

—

371,677

371,677

 Senior secured floating rate loan interests (cable & satellite)

—

19,482,329

8,365,912

27,848,241

 Senior secured floating rate loan interests (electric utilities)

—

3,882,556

71,637

3,954,193

 Senior secured floating rate loan interests (other industries)

—

405,296,767

—

405,296,767

 Claims

—

—

—

—

 Corporate bonds & notes (pharmaceuticals & biotechnology & life sciences)

—

—

13,487,896

13,487,896

 Corporate bonds & notes (other industries)

—

19,750,260

—

19,750,260

 Common stocks (oil & gas drilling)

—

—

1,302

1,302

 Common stocks (leisure facilities)

—

—

698,609

698,609

 Common stocks (electric utilities)

15,690

—

16

15,706

 Common stocks (other industries)

17,136,011

3,327,803

—

20,463,814

 Convertible preferred stock

—

1,689,094

—

1,689,094

 Liquidating trusts

—

—

—

—

 Rights/Warrants

—

2,126,950

—

2,126,950

 Total

$
17,151,701

$
455,555,759

$
29,459,671

$
502,167,131

 Other Financial Instruments*

$
—

$
(9,319
)

$
—

$
(9,319
)

* Other financial instruments include foreign exchange contracts and net unrealized depreciation on unfunded corporate loans.

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as

 of 11/30/11

 Realized

 gain (loss)

 Change in

 unrealized

 appreciation

 (depreciation)

 Net

 purchase

 (sales)

 Transfer in

 and out of

 Level 3*

 Balance as

 of 2/29/12

 Collateralized loan obligations

$
6,031,312

$
—

$
431,310

$
—

$
—

$
6,462,622

 Senior secured floating rate loan interests (oil & gas drilling)

464,340

—

5,517

(98,180
)

—

371,677

 Senior secured floating rate loan interests (cable & satellite)

9,143,647

—

(777,735
)

—

—

8,365,912

 Senior secured floating rate loan interests (electric utilities)

83,697

—

(12,060
)

—

—

71,637

 Corporate bonds & notes (pharmaceuticals & biotechnology & life sciences)

15,673,871

(110,896
)

(1,944,100
)

(130,979
)

—

13,487,896

 Common stocks (oil & gas drilling)

1,302

—

—

—

—

1,302

 Common stocks (leisure facilities)

762,990

—

(64,381
)

—

—

698,609

 Common stocks (electric utilities)

16

—

—

—

—

16

 Ending balance

$
32,161,175

$
(110,896
)

$
(2,361,449
)

$
(229,159
)

$
—

$
29,459,671

* Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Floating Rate Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 26, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 26, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 26, 2012 * Print the name and title of each signing officer under his or her signature.